Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

D5    Commitments

Operating leases and capital commitments

The Group leases various offices to conduct its business. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are charged to the income statement on a straight-line basis over the period of the lease.

	2018 £m	2017 £m
Future minimum lease payments for non-cancellable operating leases fall due during the following periods:
Not later than 1 year	120	113
Later than 1 year and not later than 5 years	404	284
Later than 5 years	408	118
Future minimum sub-lease rentals received for non-cancellable operating leases for land and buildings	42	56
Minimum lease rental payments included in consolidated income statement	139	123

In addition, the Group has provided, from time to time, certain guarantees and commitments to third parties including funding the purchase or development of land and buildings and other related matters. The contractual obligations to purchase or develop investment properties at 31 December 2018 were £615 million (31 December 2017: £176 million).

At 31 December 2018, Jackson has unfunded commitments of £664 million (31 December 2017: £414 million) related to its investments in limited partnerships and £345 million (31 December 2017: £214 million) related to commercial mortgage loans and other fixed maturities. These commitments were entered into in the normal course of business and a material adverse impact on the operations is not expected to arise from them.

At 31 December 2018, UK and Europe’s insurance operations had unfunded commitments of £3,997 million (31 December 2017: £3,225 million) related to private equity and infrastructure funds. In addition, Prudential Capital had unfunded commitments of £155 million (31 December 2017: £162 million) related to its bridging loans. These commitments were entered into in the normal course of business and no material adverse impact on the operations is expected to arise.